Long-Term Debt	12 Months Ended
Dec. 31, 2014
Long-term Debt, Current and Noncurrent [Abstract]
Long-Term Debt

Note 13: Long-Term Debt

We issue long-term debt denominated in multiple currencies, predominantly in U.S. dollars. Our issuances have both fixed and floating interest rates. As a part of our overall interest rate risk management strategy, we often use derivatives to manage our exposure to interest rate risk. We also use derivatives to manage our exposure to foreign currency risk. As a result, a major portion of the long-term debt presented below is hedged in a fair value or cash flow hedge relationship. See Note 16 (Derivatives) for further information on qualifying hedge contracts.
Following is a summary of our long-term debt carrying values, reflecting unamortized debt discounts and premiums, and purchase accounting adjustments, where applicable. The interest rates displayed represent the range of contractual rates in effect at December 31, 2014. These interest rates do not include the effects of any associated derivatives designated in a hedge accounting relationship.

	December 31,
	2014			2013
(in millions)	Maturity date(s)	Stated interest rate(s)
Wells Fargo & Company (Parent only)
Senior
Fixed-rate notes	2015-2038	0.625-6.75%	$54,441	44,145
Floating-rate notes	2015-2048	0.00-3.735	15,317	12,445
Structured notes (1)	2015-2053	Varies	4,825	4,891
Total senior debt - Parent			74,583	61,481
Subordinated
Fixed-rate notes (2)	2016-2044	3.45-7.574%	19,688	17,469
Floating-rate notes	2015-2016	0.573-0.601	1,215	1,190
Total subordinated debt - Parent			20,903	18,659
Junior subordinated
Fixed-rate notes - hybrid trust securities	2029-2036	5.95-7.95%	1,378	1,178
Floating-rate notes	2027	0.731-1.231	272	263
Total junior subordinated debt - Parent (3)			1,650	1,441
Total long-term debt - Parent (2)			97,136	81,581
Wells Fargo Bank, N.A. and other bank entities (Bank)
Senior
Fixed-rate notes	2015	0.75%	500	500
Floating-rate notes	2015-2053	0.00-0.511	4,969	2,219
Floating-rate extendible notes (4)	2016	0.281-0.387	11,048	10,749
Fixed-rate advances - Federal Home Loan Bank (FHLB) (5)	2015-2031	3.83-8.17	125	160
Floating-rate advances - FHLB (5)	2018-2019	0.22-0.35	34,000	19,000
Structured notes (1)	2015-2025	Varies	4	13
Capital leases (Note 7)	2015-2025	Varies	9	11
Total senior debt - Bank			50,655	32,652
Subordinated
Fixed-rate notes	2015-2038	4.75-7.74%	10,310	10,725
Floating-rate notes	2016-2017	0.442-3.107	994	1,616
Total subordinated debt - Bank			11,304	12,341
Junior subordinated
Floating-rate notes	2027	0.802-0.881%	313	303
Total junior subordinated debt - Bank (3)			313	303
Long-term debt issued by VIE - Fixed rate (6)	2020-2047	0.00-7.00%	609	1,098
Long-term debt issued by VIE - Floating rate (6)	2016-2047	0.296-18.970	996	1,230
Mortgage notes and other debt (7)	2015-2062	0.00-9.20	16,239	16,874
Total long-term debt - Bank			80,116	64,498

(continued on following page)
(continued from previous page)

	December 31,
	2014			2013
(in millions)	Maturity date(s)	Stated interest rate(s)
Other consolidated subsidiaries
Senior
Fixed-rate notes	2015-2023	2.774-4.38%	6,317	6,543
FixFloat notes	2020	6.795% through 2015, Varies	20	20
Structured notes (1)	2021	Varies	1	—
Total senior debt - Other consolidated subsidiaries			6,338	6,563
Junior subordinated
Floating-rate notes	2027	0.733%	155	155
Total junior subordinated debt - Other consolidated subsidiaries (3)			155	155
Long-term debt issued by VIE - Fixed rate (6)	2015	5.16%	23	18
Long-term debt issued by VIE - Floating rate (6)			—	10
Mortgage notes and other (7)	2015-2022	1.563-5.920	175	173
Total long-term debt - Other consolidated subsidiaries			6,691	6,919
Total long-term debt			$183,943	152,998

(1)
Predominantly consists of long-term notes where the performance of the note is linked to an embedded equity, commodity, or currency index, or basket of indices accounted for separately from the note as a free-standing derivative. For information on embedded derivatives, see the "Derivatives Not Designated as Hedging Instruments" section in Note 16 (Derivatives). In addition, a major portion consists of zero coupon callable notes where interest is paid as part of the final redemption amount.

(2)
Includes fixed-rate subordinated notes issued by the Parent at a discount of $139 million and $140 million in 2014 and 2013, respectively, to effect a modification of Wells Fargo Bank, NA notes. These notes are carried at their par amount on the balance sheet of the Parent presented in Note 25 (Parent-Only Financial Statements).

(3)
Represents junior subordinated debentures held by unconsolidated wholly-owned trusts formed for the sole purpose of issuing trust preferred securities. See Note 8 (Securitizations and Variable Interest Entities) for additional information on our trust preferred security structures.

(4)	Represents floating-rate extendible notes where holders of the notes may elect to extend the contractual maturity of all or a portion of the principal amount on a periodic basis.

(5)
At December 31, 2014, Federal Home Loan Bank advances were secured by investment securities and residential loan collateral. Outstanding advances at December 31, 2013, were secured by residential loan collateral.

(6)	For additional information on VIEs, see Note 8 (Securitizations and Variable Interest Entities).

(7)	Predominantly related to securitizations and secured borrowings, see Note 8 (Securitizations and Variable Interest Entities).

The aggregate carrying value of long-term debt that matures (based on contractual payment dates) as of December 31, 2014, in each of the following five years and thereafter, is presented in the following table.

(in millions)	Parent	Company
2015	$9,014	16,606
2016	15,238	32,920
2017	13,215	17,870
2018	8,312	27,029
2019	6,480	25,190
Thereafter	44,877	64,328
Total	$97,136	183,943

As part of our long-term and short-term borrowing arrangements, we are subject to various financial and operational covenants. Some of the agreements under which debt has been issued have provisions that may limit the merger or sale of certain subsidiary banks and the issuance of capital stock or convertible securities by certain subsidiary banks. At December 31, 2014, we were in compliance with all the covenants.